Security deposits and maintenance reserves	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Security deposits and maintenance reserves
13. Security deposits and maintenance reserves

	December 31,
	2019	2018
Security deposits	152,635	225,230
Maintenance reserve deposits	1,498,898	1,321,490

	1,651,533	1,546,720

Current assets	258,212	144,192
No n current assets	1,393,321	1,402,528
Security deposits and maintenance reserve deposits are denominated in US dollars and adjusted for changes to foreign exchange rates. Security deposits are related to aircraft lease contracts and will be refunded to the Company when the aircraft is returned at the end of the lease agreement. Maintenance reserve deposits are paid under certain aircraft leases to be held as collateral in advance of the performance of major maintenance activities and are reimbursable upon completion of the related maintenance event, under certain conditions.
The Company recognized a
write-off
in the “Maintenance materials and repairs” in the income statements line item for maintenance reserve deposits that are not likely to be reimbursed in relation to aircraft that went through their last maintenance event prior to their return.
The Company replaced some of its security deposits and maintenance reserves deposits with bank guarantees, and was refunded an amount of R$100,136 and R$76,931, respectively as of December 31, 2019 (December 31, 2018 - R$18,125 and R$106,875 respectively).
Presented below are the changes in the security deposits and maintenance reserve deposits balance:

	Maintenance reserves deposits	Security deposits	Total
Balance at December 31, 2017	1,078,135	180,992	1,259,127

Additions	317,698	39,593	357,291
Write-offs	(31,132)	(968)	(32,100)
Refunds/returns	(236,987)	(23,175)	(260,162)
Foreign exchanges variations	193,776	28,788	222,564

Balance at December 31, 2018	1,321,490	225,230	1,546,720

Additions	343,727	37,614	381,341
Write-offs	(8,417)	—	(8,417)
Refunds/returns	(210,356)	(113,137)	(323,493)
Foreign exchanges variations	52,454	2,928	55,382

Balance at December 31, 2019	1,498,898	152,635	1,651,533

Current assets	258,212	—	258,212
Non current assets	1,240,686	152,635	1,393,321